Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2022	2023	2024
	(in thousands)
Trade payables	$9,342	$16,281	$6,106
Other current liabilities:
Employees and social debts	7,497	7,383	8,146
Provisions	77	—	763
Others	781	1,516	2,265
Total other current liabilities	$8,355	$8,899	$11,174
Contract liabilities:
License and development services agreements (See Note 19)	5,774	5,485	10,712
Deferred revenue	190	367	309
	$5,964	$5,852	$11,021